Goodwill and Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Schedule of estimated amortization expense
2012	$ 2,413
2013	2,226
2014	1,680
2015	1,530
2016	1,381
Thereafter	3,325
Total	$ 12,555